Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted net loss per Ordinary Share	$ (0.16)	$ (0.37)	$ (0.29)
Weighted average number of Ordinary Share used in computing basic and diluted net loss per Ordinary Share (in Shares)	14,525,449	14,124,404	13,927,788